Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Gain Loss on Derivative Instruments
Gain/(Loss) on Derivative Instruments	Twelve months ended December 31, 2013	Twelve months ended December 31, 2012
Warrant expiring April 15, 2015	2,683	(1,026)
Warrant expiring March 29, 2016	1,052	(507)
Rights offering derivative	-	-
Options to contractors	42	(30)
Total	3,777	(1,563)